Leases	12 Months Ended
Dec. 31, 2023
Leases [Abstract]
LEASES

NOTE 8 — LEASES:

As of December 31, 2023, the Company has several operating building and car lease agreements:

In the second half of 2023, the company started leasing two office floors and parking spaces on Petah Tikva and at the end of the year moved the employees to this location.

The company leases approximately 3080 squaremeters (1540 each floor). The lease agreement is effective through October 2028 with an option to extend the lease term through the second lease term, additional 5 years. The company decided that the lease term for the lease components will include both the Initial Lease Term and the Second Lease Term meaning effective through October 2033.

The average monthly payment for this agreement is approximately $57 thousand.

The Company’s principal executive offices were located in a leased facility in Neve Ilan, Israel until moved to Petah Tikva in December 2023.

The monthly rent payment for all the lease premises in Neve-Ilan, Israel in 2023 was approximately $39 thousand.

Company leases vehicles to some of its employees. The lease agreement is effective through July 2026 and the monthly payment in 2023 was approximately $13 thousand.

Nanox Korea leases 3 vehicles to some employees. 2 of these 3 lease agreements expired in August 2023 and November 2023, respectively. The third lease agreement is effective through February 2024. The monthly payment for these agreements in 2023 was approximately $4 thousand.

Nanox Korea leases an apartment for its employees. The lease agreement expired in November 2023. The monthly payment for this agreement on 2023 was approximately $1 thousand.

Nanox AI leases its offices in Israel under an operating lease agreement which expires in November 2024. The monthly rent payment for this agreement in 2023 was approximately $18 thousand.

Nanox Imaging Inc. leases its offices in the U.S. under operating lease agreement which expires on January 31, 2025. The monthly rent payment for this agreement is approximately $6 thousand.

USARAD Holdings inc. leases its offices in the U.S. under operating lease agreement which expires on December 31, 2027. The monthly rent payment for this agreement is approximately $11 thousand.

The table below presents the effects on the amounts relating to the Company’s total lease costs:

	Year ended December 31,
	2023	2022
	(U.S. Dollars in thousands)
Operating lease cost:
Fixed payments	1,121	937

Short-term lease cost	-	72
Total operating lease cost	1,121	1,009

The table below presents supplemental cash flow information related to operating leases:

	Year ended December 31,
	2023	2022
	(U.S. Dollars in thousands)
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows used in operating leases	1,446	1,231

Right-of-use assets obtained in exchange for lease obligations (non-cash):
Operating leases	4,411	320

The table below presents supplemental balance sheet information related to operating leases:

	December 31,
	2023	2022
	(U.S. Dollars in thousands)
Operating leases:
Operating lease right-of-use assets	4,573	1,157

Current maturities of operating leases	861	740
Non-current operating leases	4,045	398
Total operating lease liabilities	4,906	1,138

	December 31,
	2023	2022
Weighted average remaining lease term
Operating leases	8.42	1.52

Weighted average discount rate
Operating leases	12.12%	5.84%

The table below presents maturities of operating lease liabilities:

December 31,
2023
(U.S. Dollars in thousands)

2024	1,051
2025	820
2026	851
2027	879
2028	778
2029 and thereafter	3,862
Total operating lease payments	8,241
Less: imputed interest	3,335
Present value of lease liabilities	4,906